INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Consolidated Statements of Financial Positions:

Description	Estimated Fair Value December 31, 2022	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains / (Losses)	Estimated Fair Value December 31, 2023
Cash Investments	-	6,368	163	-	6,531
Fixed Income	6,997	277	-	323	7,597
Fixed Income – Mutual Funds	840	(847)	-	7	-
Investment Certificate	55	39	-	-	94
Total	7,892	5,837	163	330	14,222